SHAREHOLDERS' EQUITY - Share Capital - Share Repurchases (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Share capital
Shares purchased for cancellation (in shares)	340,434	18,231,401	18,231,401
Average price per share (in CAD per share) | $ / shares	$ 7.44	$ 9.80
Purchase of common shares under Normal Course Issuer Bid	$ 2,500		$ 178.8
Share Capital
Share capital
Shares purchased for cancellation (in shares)	340,000	18,231,000	18,231,000	5,925,000
Purchase of common shares under Normal Course Issuer Bid	$ 4,731	$ 253,920	$ 253.9	$ 82,596
Accumulated Deficit
Share capital
Purchase of common shares under Normal Course Issuer Bid	$ (2,195)	$ (75,127)	$ (75.1)	$ (3,569)